TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade Payables And Other Current Liabilities
Accrued salaries	€ 1,315	€ 2,094
Current tax liabilities	7,248	7,504
Others	54	4
Total	€ 8,617	€ 9,602